Notes Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
Notes Receivable
7. Notes Receivable
The Company has unsecured notes receivable from related parties, certain non-executive
officers of the Company and an unrelated third party. The following is a summary of these notes receivable (in thousands):

	September 30, 2021	December 31, 2020
Officers, employees and affiliated entities—Interest accrues annually at rates ranging from 3.25%—5.5%. The notes receivable mature through December 2021.	$2,393	$2,479
Unrelated third party—Currently no interest is being accrued on this note. The note receivable matures in December 2023.	903	903

Total:	3,296	3,382
Less: current portion
Officers, employees and affiliates	(1,120)	(1,182)
Unrelated third party	—	—

Noncurrent portion	$2,176	$2,200

Each borrower may prepay all or part of the outstanding balance at any time prior to the date of maturity. During the nine months ended September 30, 2021, interest accrued on the notes receivable at the stipulated rates between 3.25% and 5.50%.

7. Notes Receivable
The Company has unsecured notes receivable from related parties including certain officers of the Company and from an unrelated third party. This balance is included as a part of other assets on the accompanying combined balance sheets. The following is a summary of these notes receivable (in thousands):

	December 31, 2019	December 31, 2020
Officers, employees and affiliated entities - Interest accrues annually at rates ranging from 3.5% - 15.0%. The notes receivable ma ture through December 2021 .	$8,995	$2,479
Unrelated third party - Interest accrues annually at an interest rate of 18.0%. The note receivable matures in December 2023 .	904	903

Total	9,899	3,382
Less: current portion
Officers, employees and affiliates	(525)	(1,182)
Unrelated third party	(904)	(—)
Noncurrent portion	$8,470	$2,200

Each borrower may prepay all or part of the outstanding balance at any time prior to the date of maturity. During the years ended December 31, 2019 and 2020, interest accrued on three of the notes receivable at the stipulated rates of 3.50% and 4.00%.